Condensed consolidated statement of comprehensive income (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit after tax		£ 2,157	£ 2,607
Other comprehensive (loss)/income that may be recycled to profit or loss
Currency translation reserve	[1]	(107)	(1,325)
Fair value through other comprehensive income reserve	[1]	(286)	58
Cash flow hedging reserve	[1]	(169)	(383)
Other comprehensive loss that may be recycled to profit or loss	[1]	(562)	(1,650)
Other comprehensive loss not recycled to profit or loss
Retirement benefit remeasurements		(97)	(476)
Own credit		(462)	(494)
Other comprehensive loss not recycled to profit or loss		(559)	(970)
Other comprehensive loss for the period		(1,121)	(2,620)
Total comprehensive income/(loss) for the period		£ 1,036	£ (13)

[1]	Reported net of tax.